Note 5 - Related Party Transactions (Details Textual)				6 Months Ended		12 Months Ended
	Jun. 19, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 10, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 29, 2016 USD ($)
Revenue from Related Parties				$ 120,000	$ 120,000
Notes Payable, Related Parties, Current									$ 2,000,000
Due to Related Parties, Current									11,539
Due from Related Parties, Current				1,636,762
Payments to Acquire Property, Plant, and Equipment				$ 11,518,463	23,080,296
M/V EM Astoria [Member]
Payments to Acquire Property, Plant, and Equipment	$ 4,750,000
M/V Tasos [Member]
Payments to Acquire Property, Plant, and Equipment			$ 4,500,000
Colby Trading Ltd [Member]
Repayments of Debt		$ 2,000,000
Notes Payable, Related Parties, Current										$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Interest Paid		$ 50,556
Debt Instrument, Maximum Borrowing Commitment								$ 4,000,000
Sentinel [Member]
Related Party Transaction Commission on Premium, Maximum, Percentage				5.00%
Related Party Transaction, Expenses from Transactions with Related Party				$ 51,538	52,348
Technomar [Member]
Related Party Transaction Amounts of Transaction Per Crew Member Per Month				50
Related Party Transaction, Expenses from Transactions with Related Party				66,167	68,818
Vessel Management Fees (Member) | Eurobulk Ltd. [Member]
Service Management Costs Daily Fee Related Party | €						€ 685	€ 685
Related Party Transaction, Amounts of Transaction				1,763,084	1,584,385
Fixed Management Fees [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction				$ 1,000,000	1,000,000
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage				1.00%
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage				1.25%
Commission Paid on Sale of Vessel [Member] | Eurochart [Member] | M/V EM Astoria [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0
Commission Paid on Sale of Vessel [Member] | Eurochart [Member] | MV RT Dagr and M/V Eleni P [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 53,871
Commission Paid on Sale of Vessel [Member] | Eurochart [Member] | MV Alexandros P [Member]
Related Party Transaction, Expenses from Transactions with Related Party				90,000
Commission Paid on Sale of Vessel [Member] | Eurochart [Member] | M/V Tasos [Member]
Related Party Transaction, Expenses from Transactions with Related Party				44,000
Commission Paid on Sale of Vessel [Member] | Eurochart [Member] | M/V Captain Costas [Member]
Related Party Transaction, Expenses from Transactions with Related Party					27,741
Commission Paid on Sale of Vessel [Member] | Eurochart [Member] | M/V Xenia [Member]
Related Party Transaction, Expenses from Transactions with Related Party					213,500
Commission Paid for Chartering Services [Member] | Eurochart [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 240,976	$ 180,828